UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06180

Name of Fund: BlackRock Utilities & Telecommunications Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Utilities & Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 11/30/2008

Date of reporting period: 12/01/2007 - 02/29/2008

Item 1 - Schedule of Investments

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country           Industry                             Shares  Common Stocks                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Brazil - 3.9%     Diversified Telecommunication        25,900  GVT Holding SA (a)                                     $    566,519
                  Services - 0.4%
                  ----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.5%            15,700  CPFL Energia SA (b)                                       1,008,568
                                                       47,000  Cia Energetica de Minas Gerais (b)                          894,410
                                                       33,200  EDP - Energias do Brasil SA                                 511,419
                                                                                                                      ------------
                                                                                                                         2,414,397
                  ----------------------------------------------------------------------------------------------------------------
                  Independent Power Producers &        60,000  Cia Energetica de Sao Paulo
                  Energy Traders - 1.1%                        (Preference Shares) (a)                                   1,703,034
                  ----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.6%               20,800  Cia de Saneamento Basico do Estado
                                                               de Sao Paulo                                                494,447
                                                          314  Cia Saneamento (Preference Shares) (a)(e)                    23,173
                                                       32,000  Companhia de Saneamento de Minas Gerais                     487,257
                                                                                                                      ------------
                                                                                                                         1,004,877
                  ----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication           13,000  Tim Participacoes SA (b)                                    533,260
                  Services - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Brazil                             6,222,087
----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.7%     Diversified Telecommunication        30,000  Manitoba Telecom Services, Inc.                           1,260,655
                  Services - 1.3%                      16,500  TELUS Corp. (Non-Voting Shares)                             737,953
                                                                                                                      ------------
                                                                                                                         1,998,608
                  ----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication           17,000  Rogers Communications, Inc. Class B                         672,520
                  Services - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Canada                             2,671,128
----------------------------------------------------------------------------------------------------------------------------------
Cayman            Energy Equipment &                    3,218  Transocean, Inc.                                            452,161
Islands - 0.3%    Services - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the Cayman Islands                   452,161
----------------------------------------------------------------------------------------------------------------------------------
Czech Republic    Electric Utilities - 0.8%            17,700  CEZ AS                                                    1,296,833
- 0.8%
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the Czech Republic                 1,296,833
----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.7%    Electric Utilities - 0.7%            28,100  Fortum Oyj                                                1,173,243
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Finland                            1,173,243
----------------------------------------------------------------------------------------------------------------------------------
France - 4.5%     Diversified Telecommunication        24,300  France Telecom SA                                           815,724
                  Services - 1.2%                      22,500  Neuf Cegetel                                              1,189,341
                                                                                                                      ------------
                                                                                                                         2,005,065
                  ----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.8%            14,500  Electricite de France SA                                  1,352,407
                  ----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 2.5%               33,200  Suez SA                                                   2,110,609
                                                       21,150  Veolia Environnement SA                                   1,881,781
                                                                                                                      ------------
                                                                                                                         3,992,390
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in France                             7,349,862
----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.2%    Electric Utilities - 2.1%            18,300  E.ON AG                                                   3,439,337
                  ----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 0.1%                1,400  RWE AG                                                      169,321
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Germany                            3,608,658
----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%     Diversified Telecommunication        26,500  Hellenic Telecommunications Organization SA                 736,117
                  Services - 0.5%
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Greece                               736,117
----------------------------------------------------------------------------------------------------------------------------------
Italy - 0.5%      Electric Utilities - 0.5%            79,000  Enel SpA                                                    852,434
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Italy                                852,434
----------------------------------------------------------------------------------------------------------------------------------
Luxembourg        Wireless Telecommunication            9,200  Millicom International Cellular SA (a)                    1,016,600
- 0.6%            Services - 0.6%
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Luxembourg                         1,016,600
----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.8%     Wireless Telecommunication           49,000  America Movil, SA de CV (b)                               2,962,540
                  Services - 1.8%
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Mexico                             2,962,540
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country           Industry                             Shares  Common Stocks                                             Value
----------------------------------------------------------------------------------------------------------------------------------
Netherlands       Diversified Telecommunication        42,000  Koninklijke KPN NV                                     $    792,876
- 0.5%            Services - 0.5%
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the Netherlands                      792,876
----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.6%     Diversified Telecommunication        49,600  Telenor ASA                                               1,015,642
                  Services - 0.6%
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Norway                             1,015,642
----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%   Electric Utilities - 0.3%            92,000  Energias de Portugal SA                                     537,993
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Portugal                             537,993
----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.6%      Diversified Telecommunication        79,448  Telefonica SA                                             2,298,940
                  Services - 1.4%
                  ----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.8%           220,300  Iberdrola Renovables (a)                                  1,371,231
                                                      106,000  Iberdrola SA                                              1,530,930
                                                                                                                      ------------
                                                                                                                         2,902,161
                  ----------------------------------------------------------------------------------------------------------------
                  Electrical Equipment - 0.4%          14,600  Gamesa Corp. Tecnologica SA                                 594,684
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Spain                              5,795,785
----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.5%     Diversified Telecommunication        48,100  Tele2 AB                                                    845,442
                  Services - 0.5%
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Sweden                               845,442
----------------------------------------------------------------------------------------------------------------------------------
Switzerland       Diversified Telecommunication         1,900  Swisscom AG                                                 722,641
- 0.4%            Services - 0.4%
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in Switzerland                          722,641
----------------------------------------------------------------------------------------------------------------------------------
United Kingdom    Electric Utilities - 0.5%            28,100  Scottish & Southern Energy Plc                              821,662
- 4.7%            ----------------------------------------------------------------------------------------------------------------
                  Independent Power Producers &       196,900  International Power Plc                                   1,479,273
                  Energy Traders - 0.9%
                  ----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 1.2%              133,600  Centrica Plc                                                852,997
                                                       69,918  National Grid Plc                                         1,013,799
                                                                                                                      ------------
                                                                                                                         1,866,796
                  ----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.4%              100,000  Northumbrian Water Group Plc                                693,063
                  ----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication           84,512  Vodafone Group Plc (b)                                    2,723,822
                  Services - 1.7%
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United Kingdom                 7,584,616
----------------------------------------------------------------------------------------------------------------------------------
United States     Construction & Engineering           30,575  Quanta Services, Inc. (a)                                   730,131
- 67.9%           - 0.5%
                  ----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication       181,362  AT&T Inc.                                                 6,316,838
                  Services - 8.0%                      62,400  Citizens Communications Co.                                 670,176
                                                       37,000  Time Warner Telecom, Inc. Class A (a)                       589,780
                                                      135,900  Verizon Communications, Inc.                              4,935,888
                                                       39,141  Windstream Corp.                                            460,298
                                                                                                                      ------------
                                                                                                                        12,972,980
                  ----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 29.6%           50,800  Allegheny Energy, Inc.                                    2,574,036
                                                       44,700  American Electric Power Co., Inc.                         1,829,124
                                                       75,000  DPL, Inc.                                                 1,913,250
                                                      177,532  Duke Energy Corp.                                         3,113,911
                                                       66,700  Edison International                                      3,294,980
                                                       51,300  Entergy Corp.                                             5,270,562
                                                       84,500  Exelon Corp.                                              6,324,825
                                                       75,500  FPL Group, Inc.                                           4,551,895
                                                       51,900  FirstEnergy Corp.                                         3,507,921
                                                       49,500  ITC Holdings Corp.                                        2,638,350
                                                       60,900  Mirant Corp. (a)                                          2,253,300
                                                       30,700  Northeast Utilities Inc.                                    778,859
                                                      101,800  PPL Corp.                                                 4,619,684
                                                       30,500  Pepco Holdings, Inc.                                        770,735

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country           Industry                             Shares  Common Stocks                                             Value
----------------------------------------------------------------------------------------------------------------------------------
                                                       50,700  Reliant Energy, Inc. (a)                               $  1,155,960
                                                       93,600  The Southern Co.                                          3,232,008
                                                                                                                      ------------
                                                                                                                        47,829,400
                  ----------------------------------------------------------------------------------------------------------------
                  Electronic Equipment &                6,800  Itron, Inc. (a)                                             648,244
                  Instruments - 0.4%
                  ----------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 3.3%                 12,000  Energen Corp.                                               720,000
                                                       25,200  Equitable Resources, Inc.                                 1,552,824
                                                       13,600  New Jersey Resources Corp.                                  625,736
                                                       30,500  Questar Corp.                                             1,685,125
                                                       13,316  Spectra Energy Corp.                                        307,733
                                                       19,000  UGI Corp.                                                   486,590
                                                                                                                      ------------
                                                                                                                         5,378,008
                  ----------------------------------------------------------------------------------------------------------------
                  Independent Power Producers &        68,300  The AES Corp. (a)                                         1,228,034
                  Energy Traders - 8.0%                54,500  Constellation Energy Group, Inc.                          4,815,075
                                                       78,964  Dynegy, Inc. Class A (a)                                    584,334
                                                      124,800  NRG Energy, Inc. (a)                                      5,150,496
                                                       25,300  Ormat Technologies, Inc.                                  1,104,598
                                                                                                                      ------------
                                                                                                                        12,882,537
                  ----------------------------------------------------------------------------------------------------------------
                  Multi-Utilities - 12.0%              10,000  Ameren Corp.                                                427,000
                                                      132,500  CMS Energy Corp.                                          1,906,675
                                                       26,000  Consolidated Edison, Inc.                                 1,063,140
                                                       17,600  DTE Energy Co.                                              700,656
                                                       68,474  Dominion Resources, Inc.                                  2,734,851
                                                       41,700  NSTAR                                                     1,288,530
                                                       63,100  PG&E Corp.                                                2,376,346
                                                      128,000  Public Service Enterprise Group, Inc.                     5,644,800
                                                       19,900  Sempra Energy                                             1,057,287
                                                       55,000  TECO Energy, Inc.                                           823,900
                                                       19,100  Wisconsin Energy Corp.                                      833,142
                                                       29,000  Xcel Energy, Inc.                                           574,780
                                                                                                                      ------------
                                                                                                                        19,431,107
                  ----------------------------------------------------------------------------------------------------------------
                  Oil, Gas & Consumable Fuels          13,500  Devon Energy Corp.                                        1,386,720
                  - 4.6%                               12,000  EOG Resources, Inc.                                       1,427,880
                                                       18,900  Range Resources Corp.                                     1,156,302
                                                       21,700  Southwestern Energy Co. (a)                               1,415,491
                                                       58,800  Williams Cos., Inc.                                       2,117,976
                                                                                                                      ------------
                                                                                                                         7,504,369
                  ----------------------------------------------------------------------------------------------------------------
                  Water Utilities - 0.2%                3,400  American States Water Co.                                   110,670
                                                        4,800  California Water Service Group                              180,576
                                                                                                                      ------------
                                                                                                                           291,246
                  ----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication           22,700  American Tower Corp. Class A (a)                            872,588
                  Services - 1.3%                      37,700  SBA Communications Corp. Class A (a)                      1,170,585
                                                                                                                      ------------
                                                                                                                         2,043,173
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks in the United States                109,711,195
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks
                                                               (Cost - $99,995,208) - 96.0%                            155,347,853
----------------------------------------------------------------------------------------------------------------------------------

                                                          Par
                                                        (000)  Trust Preferreds
----------------------------------------------------------------------------------------------------------------------------------
United States     Independent Power Producers &       $ 1,092  AES Trust III, 6.75% due 10/15/2029                       1,025,514
- 0.6%            Energy Traders - 0.6%
                  ----------------------------------------------------------------------------------------------------------------
                                                               Total Trust Preferreds
                                                               (Cost - $671,038) - 0.6%                                  1,025,514
----------------------------------------------------------------------------------------------------------------------------------

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                   Beneficial
                                                     Interest
                                                        (000)  Short-Term Securities                                      Value
----------------------------------------------------------------------------------------------------------------------------------
                                                      $ 4,758  BlackRock Liquidity Series, LLC
                                                               Cash Sweep Series, 3.76% (c)(d)                        $  4,757,566
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities
                                                               (Cost - $4,757,566) - 3.0%                                4,757,566
----------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments
                                                               (Cost - $105,423,812*) - 99.6%
                                                                                                                       161,130,933
                                                               Other Assets Less Liabilities - 0.4%                        638,909
                                                                                                                      ------------
                                                               Net Assets - 100.0%                                    $161,769,842
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 105,423,812
                                                                  =============
      Gross unrealized appreciation                               $  57,237,834
      Gross unrealized depreciation                                  (1,530,713)
                                                                  -------------
      Net unrealized appreciation                                 $  55,707,121
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net
                                                           Activity    Interest
      Affiliate                                             (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series     $ 716      $ 53,227
      --------------------------------------------------------------------------

(d)   Represents the current yield as of February 29, 2008.
(e)   Convertible security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Utilities and Telecommunications Fund, Inc.

Effective December 1, 2007, the BlackRock Utilities and Telecommunications Fund, Inc. (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

FAS 157 establishes a hierarchy that classifies these inputs into the three broad levels listed below:

      o Level 1 - price quotations in active markets/exchanges for identical securities
      o Level 2 -other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)
      o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 29, 2008 in determining the fair valuation of the Fund's investments:

                                             Investments in      Other Financial
Valuation Inputs                               Securities          Instruments*
--------------------------------------------------------------------------------
Level 1                                      $128,133,105             $ 0
Level 2                                        32,974,655               0
Level 3                                            23,173               0
--------------------------------------------------------------------------------
Total                                        $161,130,933             $ 0
================================================================================
*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of investments for unobservable inputs (Level
3) were used in determining fair value:

--------------------------------------------------------------------------------
                                                Investments in   Other Financial
                                                  Securities       Instruments
--------------------------------------------------------------------------------
Balance, as of November 30, 2007                   $21,860          $     0
Accrued discounts/premiums                               0                0
Realized gain (loss)                                     0                0
Change in unrealized appreciation (depreciation)     1,313                0
Net purchases (sales)                                    0                0
Net transfers in/out of Level 3                          0                0
--------------------------------------------------------------------------------
Balance, as of February 29, 2008                   $23,173          $     0
================================================================================

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities & Telecommunications Fund, Inc.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Utilities & Telecommunications Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Utilities & Telecommunications Fund, Inc.

Date: April 23, 2008


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Utilities & Telecommunications Fund, Inc.

Date: April 23, 2008